Nature of Operations, Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Merger Agreement Based On Common Stock Outstanding

The number of shares of common stock Marina issued to IThena stockholders is calculated pursuant to the terms of the Merger Agreement based on Marina common stock outstanding as of November 15, 2016, as follows:

Shares of Marina common stock outstanding as of November 15, 2016	31,378,551
Divided by the percentage of Marina ownership of combined company	35%
Adjusted total shares of common stock of combined company	89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company	65%
Shares of Marina common stock issued to IThena upon closing of transaction	58,392,828

The number of shares of common stock Marina issued to IThena stockholders is calculated pursuant to the terms of the Merger Agreement based on Marina common stock outstanding as of November 15, 2016, as follows:

Shares of Marina common stock outstanding as of November 15, 2016	31,378,551
Divided by the percentage of Marina ownership of combined company	35%
Adjusted total shares of common stock of combined company	89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company	65%
Shares of Marina common stock issued to IThena upon closing of transaction	58,392,828

Schedule Estimate of the Fair Value of Assets Acquired and Liabilities

The purchase price as of March 31, 2017 has been allocated based on a preliminary estimate of the fair value of assets acquired and liabilities assumed:

Assets and Liabilities Acquired:
Cash	$5,867
Net current liabilities assumed (excluding cash)	(1,871,725)
Identifiable intangible assets	2,361,066
Debt	(326,037)
Net assets acquired	169,170
Goodwill	3,502,829
Purchase price	$3,672,000

The purchase price as of December 31, 2016 has been allocated based on a preliminary estimate of the fair value of assets acquired and liabilities assumed:

Assets and Liabilities Acquired:
Cash	$5,867
Net current liabilities assumed (excluding cash)	(1,926,972)
Identifiable intangible assets	2,361,066
Debt	(326,037)

Net assets acquired	113,924
Goodwill	3,558,076
Purchase price	$3,672,000

Schedule of Liabilities Measured at Fair Value On a Recurring Basis

The following tables summarize our liabilities measured at fair value on a recurring basis as of December 31, 2016 and March 31, 2017:

	Balance at December 31, 2016	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$141,723	$-	$-	$141,723
Total liabilities at fair value	$141,723	$-	$-	$141,723

	Balance at March 31, 2017	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$244,795	$-	$-	$244,795
Total liabilities at fair value	$244,795	$-	$-	$244,795

The following tables summarize our liabilities measured at fair value on a recurring basis as of December 31, 2016:

	Balance at December 31, 2016	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$141,723	$-	$-	$141,723
Total liabilities at fair value	$141,723	$-	$-	$141,723

Schedule of Fair Value Liability of Price Adjustable Warrants Determined by Level 3

The following presents activity of the fair value liability of price adjustable warrants determined by Level 3 inputs for the period ended March 31, 2017:

Fair value liability for price adjustable warrants

Balance at December 31, 2016	$141,723
Fair value of warrants issued	-
Exercise of warrants	-
Change in fair value included in condensed consolidated statement of operations	103,072
Balance at March 31, 2017	$244,795

The following presents activity of the fair value liability of price adjustable warrants determined by Level 3 inputs for the years ended December 31, 2016 and 2015:

Fair value liability for price adjustable warrants
Balance at December 31, 2014	$-
Fair value of warrants issued	-
Exercise of warrants	-
Change in fair value included in consolidated statement of operations	-
Balance at December 31, 2015	-
Fair value of warrants issued	-
Fair value of warrants assumed in reverse merger	66,623
Change in fair value included in consolidated statement of operations	75,100
Balance at December 31, 2016	$141,723

Schedule of Anti-dilutive Securities

The following number of shares have been excluded from diluted net income (loss) since such inclusion would be anti-dilutive:

	Three Months Ended March 31,
	2017	2016

Stock options outstanding	2,334,000	-
Warrants	27,029,995	139,173
Convertible Notes Payable	1,716,123	-
Total	31,080,118	139,173

The following number of shares have been excluded from diluted net income (loss) since such inclusion would be anti-dilutive:

	Year Ended December 31,
	2016	2015
Stock options outstanding	1,688,106	-
Warrants	24,466,783	117,720
Convertible Notes Payable	892,857	-
Total	27,047,746	117,720